Overview and Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive Income Loss (Detail) - USD ($) $ in Millions	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2025
Accounting Policies [Abstract]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (24.9)						$ (24.9)		$ (26.4)	$ (27.9)	$ (26.8)	$ (26.4)
Other comprehensive income (loss) before reclassifications									0.0	(1.5)
Amounts reclassified from accumulated other comprehensive loss to earnings									1.5	0.4
Amounts reclassified from AOCL to earnings							1.5
Net current period other comprehensive income	$ 0.5	$ 0.5	$ 0.5	$ 0.4	$ 0.4	$ 0.4	$ 1.5	$ 1.2	$ 1.5	$ (1.1)	$ 5.0